Supplementary Oil And Gas Information (Unaudited) - Oil and Natural Gas Liquids Narrative (Details) - MMBbls	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Proved Reserve, Quantity [Line Items]
Sales of reserves in place (in MMbbl/Bcf)		2
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Oil and Gas, Proved Reserve, Quantity [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	518	607	639
Extensions and discoveries (in MMbbl/Bcf)	78	93	280
Improved recovery (in MMbbl/Bcf)	58	21	75
Purchases of reserves in place (in MMbbl/Bcf)	448	839	0
Production (in MMbbl/Bcf)	349	299	298
Economic revisions due to prices (in MMbbl/Bcf)	246	(179)	485
Revisions of prior estimates (in MMbbl/Bcf)	38	136	98
Sales of reserves in place (in MMbbl/Bcf)	0	2	1